Document and Entity Information	0 Months Ended
Mar. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Mar 30, 2013
Registrant Name	Jacob Funds Inc.
Central Index Key	0001090372
Amendment Flag	false
Document Creation Date	Mar 29, 2013
Document Effective Date	Mar 30, 2013
Prospectus Date	Jan 4, 2013
Jacob Micro Cap Growth Fund | Jacob Micro Cap Growth Fund | Investor Class
Risk/Return:
Trading Symbol	JMCGX
Jacob Micro Cap Growth Fund | Jacob Micro Cap Growth Fund | Institutional Class
Risk/Return:
Trading Symbol	JMIGX

Jacob Micro Cap Growth Fund | Jacob Micro Cap Growth Fund
Jacob Micro Cap Growth Fund
Jacob Micro Cap Growth Fund

Investor Class Shares (JMCGX)

Institutional Class Shares (JMIGX)

a series of Jacob Funds Inc.

Supplement dated March 30, 2013 to the Prospectus dated January 4, 2013.

The purpose of this supplement is to provide you with changes to the current Prospectus for the Jacob Micro Cap Growth Fund (the “Fund”).

1.           The “Fees and Expenses” section in the Fund’s summary is deleted in its entirety and replaced with the following:

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Jacob Micro Cap Growth Fund	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases	none	none
Maximum Deferred Sales Charge (Load)	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none	none
Redemption Fee (as a percentage of amount redeemed or exchanged within 30 days of purchase)	2.00%	none

Annual Fund Operating Expenses (expenses paid each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Jacob Micro Cap Growth Fund		Investor Class	Institutional Class
Advisory Fees		1.20%	1.20%
Distribution and/or Service (12b-1) Fees		0.35%	none
Other Expenses		0.92%	0.92%
Total Annual Fund Operating Expenses		2.47%	2.12%
Fee Waiver	[1]	(0.02%)	none
Total Annual Fund Operating Expenses After Fee Waiver		2.45%	2.12%
[1]	Jacob Asset Management of New York LLC, the Fund's investment adviser (the "Adviser"), has contractually agreed, through at least January 2, 2014, to waive up to 100% of its advisory fees to the extent that the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses) exceed 2.45% or 2.15% for Investor Class shares and Institutional Class shares, respectively, of each class' average daily net assets. Pursuant to this fee waiver agreement, the Adviser is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived. Please note that the maximum waiver is 1.20%, which means that the Fund's overall expenses could exceed 2.45% for Investor Class shares or 2.15% for Institutional Class shares. This waiver agreement may only be terminated by the Board.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund over the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Jacob Micro Cap Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Investor Class	248	768	1,314	2,805
Institutional Class	215	664	1,139	2,452

2. The “Portfolio Turnover” section in the Fund’s summary is deleted in its entirety and replaced with the following:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001090372_SupplementTextBlock
Jacob Micro Cap Growth Fund

Investor Class Shares (JMCGX)

Institutional Class Shares (JMIGX)

a series of Jacob Funds Inc.

Supplement dated March 30, 2013 to the Prospectus dated January 4, 2013.

The purpose of this supplement is to provide you with changes to the current Prospectus for the Jacob Micro Cap Growth Fund (the “Fund”).

1.           The “Fees and Expenses” section in the Fund’s summary is deleted in its entirety and replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Jacob Micro Cap Growth Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses paid each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-01-02
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 115% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	115.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund over the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	2. The “Portfolio Turnover” section in the Fund’s summary is deleted in its entirety and replaced with the following:
Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Advisory Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.47%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.45%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	248
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	768
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,314
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,805
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	none
Advisory Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	2.12%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	215
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	664
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,139
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,452

[1]	Jacob Asset Management of New York LLC, the Fund's investment adviser (the "Adviser"), has contractually agreed, through at least January 2, 2014, to waive up to 100% of its advisory fees to the extent that the Total Annual Fund Operating Expenses (excluding any taxes, interest, brokerage fees, acquired fund fees and expenses, and extraordinary expenses) exceed 2.45% or 2.15% for Investor Class shares and Institutional Class shares, respectively, of each class' average daily net assets. Pursuant to this fee waiver agreement, the Adviser is entitled to recoup any fees that it waived for a period of three years following such fee waivers to the extent that such recoupment will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived. Please note that the maximum waiver is 1.20%, which means that the Fund's overall expenses could exceed 2.45% for Investor Class shares or 2.15% for Institutional Class shares. This waiver agreement may only be terminated by the Board.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jan 4, 2013